Distribution Date:	01/18/22	JPMBB Commercial Mortgage Securities Trust 2015-C29
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C29

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		CMBS Trustee	(302) 636-4140
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46644RAW5	1.625500%	48,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644RAX3	2.921300%	212,993,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644RAY1	3.342300%	60,000,000.00	28,896,456.05	1,907,159.61	80,483.85	119,601.82	0.00	2,107,245.28	26,989,296.44	47.37%	30.00%
A-3A2	46644RAA3	3.342300%	75,000,000.00	36,120,570.06	2,383,949.52	100,604.82	149,502.27	0.00	2,634,056.61	33,736,620.54	47.37%	30.00%
A-4	46644RAZ8	3.610800%	223,062,000.00	223,062,000.00	0.00	671,193.56	0.00	0.00	671,193.56	223,062,000.00	47.37%	30.00%
A-SB	46644RBA2	3.304400%	69,138,000.00	45,932,423.95	1,564,154.09	126,482.59	96,531.96	0.00	1,787,168.64	44,368,269.86	47.37%	30.00%
A-S	46644RBD6	3.916600%	63,992,000.00	63,992,000.00	0.00	208,859.22	0.00	0.00	208,859.22	63,992,000.00	37.11%	23.50%
B	46644RBE4	4.118000%	54,147,000.00	54,147,000.00	0.00	185,814.46	0.00	0.00	185,814.46	54,147,000.00	28.42%	18.00%
C	46644RBF1	4.198711%	44,302,000.00	44,302,000.00	0.00	155,009.40	0.00	0.00	155,009.40	44,302,000.00	21.32%	13.50%
D	46644RBH7	3.698711%	52,916,000.00	52,916,000.00	0.00	163,100.81	0.00	0.00	163,100.81	52,916,000.00	12.83%	8.12%
E	46644RAN5	3.900000%	20,920,000.00	20,920,000.00	0.00	67,990.00	0.00	0.00	67,990.00	20,920,000.00	9.47%	6.00%
F	46644RAQ8	3.900000%	11,076,000.00	11,076,000.00	0.00	35,997.00	0.00	0.00	35,997.00	11,076,000.00	7.70%	4.87%
NR*	46644RAS4	3.900000%	47,993,856.00	47,993,856.00	0.00	28,770.93	0.00	0.00	28,770.93	47,993,856.00	0.00%	0.00%
R	46644RAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			984,490,857.00	629,358,306.06	5,855,263.22	1,824,306.64	365,636.05	0.00	8,045,205.91	623,503,042.84

Notional Certificates
X-A	46644RBB0	0.617966%	753,136,000.00	398,003,450.06	0.00	204,960.39	140,739.88	0.00	345,700.27	392,148,186.84
X-B	46644RBC8	0.080711%	54,147,000.00	54,147,000.00	0.00	3,641.86	0.00	0.00	3,641.86	54,147,000.00
X-C	46644RAC9	0.000000%	44,302,000.00	44,302,000.00	0.00	0.00	0.00	0.00	0.00	44,302,000.00
X-D	46644RAE5	0.500000%	52,916,000.00	52,916,000.00	0.00	22,048.33	0.00	0.00	22,048.33	52,916,000.00
X-E	46644RAG0	0.298711%	20,920,000.00	20,920,000.00	0.00	5,207.52	0.00	0.00	5,207.52	20,920,000.00
X-F	46644RAJ4	0.298711%	11,076,000.00	11,076,000.00	0.00	2,757.10	0.00	0.00	2,757.10	11,076,000.00
X-NR	46644RAL9	0.298711%	47,993,856.00	47,993,856.00	0.00	11,946.90	0.00	0.00	11,946.90	47,993,856.00
Notional SubTotal			984,490,856.00	629,358,306.06	0.00	250,562.10	140,739.88	0.00	391,301.98	623,503,042.84

Deal Distribution Total					5,855,263.22	2,074,868.74	506,375.93	0.00	8,436,507.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644RAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644RAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644RAY1	481.60760083	31.78599350	1.34139750	0.00000000	0.00000000	1.99336367	0.00000000	35.12075467	449.82160733
A-3A2	46644RAA3	481.60760080	31.78599360	1.34139760	0.00000000	0.00000000	1.99336360	0.00000000	35.12075480	449.82160720
A-4	46644RAZ8	1,000.00000000	0.00000000	3.00900001	0.00000000	0.00000000	0.00000000	0.00000000	3.00900001	1,000.00000000
A-SB	46644RBA2	664.35858645	22.62365255	1.82942217	0.00000000	0.00000000	1.39622147	0.00000000	25.84929619	641.73493390
A-S	46644RBD6	1,000.00000000	0.00000000	3.26383329	0.00000000	0.00000000	0.00000000	0.00000000	3.26383329	1,000.00000000
B	46644RBE4	1,000.00000000	0.00000000	3.43166676	0.00000000	0.00000000	0.00000000	0.00000000	3.43166676	1,000.00000000
C	46644RBF1	1,000.00000000	0.00000000	3.49892556	0.00000000	0.00000000	0.00000000	0.00000000	3.49892556	1,000.00000000
D	46644RBH7	1,000.00000000	0.00000000	3.08225886	0.00000000	0.00000000	0.00000000	0.00000000	3.08225886	1,000.00000000
E	46644RAN5	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46644RAQ8	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46644RAS4	1,000.00000000	0.00000000	0.59947111	2.65052906	19.61143589	0.00000000	0.00000000	0.59947111	1,000.00000000
R	46644RAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644RBB0	528.46159267	0.00000000	0.27214260	0.00000000	0.00000000	0.18687180	0.00000000	0.45901440	520.68708286
X-B	46644RBC8	1,000.00000000	0.00000000	0.06725876	0.00000000	0.00000000	0.00000000	0.00000000	0.06725876	1,000.00000000
X-C	46644RAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644RAE5	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644RAG0	1,000.00000000	0.00000000	0.24892543	0.00000000	0.00000000	0.00000000	0.00000000	0.24892543	1,000.00000000
X-F	46644RAJ4	1,000.00000000	0.00000000	0.24892560	0.00000000	0.00000000	0.00000000	0.00000000	0.24892560	1,000.00000000
X-NR	46644RAL9	1,000.00000000	0.00000000	0.24892561	0.00000000	0.00000000	0.00000000	0.00000000	0.24892561	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	12/01/21 - 12/30/21	30	0.00	80,483.85	0.00	80,483.85	0.00	0.00	0.00	80,483.85	0.00
A-3A2	12/01/21 - 12/30/21	30	0.00	100,604.82	0.00	100,604.82	0.00	0.00	0.00	100,604.82	0.00
A-4	12/01/21 - 12/30/21	30	0.00	671,193.56	0.00	671,193.56	0.00	0.00	0.00	671,193.56	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	126,482.58	0.00	126,482.58	0.00	0.00	0.00	126,482.59	0.00
X-A	12/01/21 - 12/30/21	30	0.00	204,960.39	0.00	204,960.39	0.00	0.00	0.00	204,960.39	0.00
X-B	12/01/21 - 12/30/21	30	0.00	3,641.86	0.00	3,641.86	0.00	0.00	0.00	3,641.86	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/21 - 12/30/21	30	0.00	22,048.33	0.00	22,048.33	0.00	0.00	0.00	22,048.33	0.00
X-E	12/01/21 - 12/30/21	30	0.00	5,207.52	0.00	5,207.52	0.00	0.00	0.00	5,207.52	0.00
X-F	12/01/21 - 12/30/21	30	0.00	2,757.10	0.00	2,757.10	0.00	0.00	0.00	2,757.10	0.00
X-NR	12/01/21 - 12/30/21	30	0.00	11,946.90	0.00	11,946.90	0.00	0.00	0.00	11,946.90	0.00
A-S	12/01/21 - 12/30/21	30	0.00	208,859.22	0.00	208,859.22	0.00	0.00	0.00	208,859.22	0.00
B	12/01/21 - 12/30/21	30	0.00	185,814.46	0.00	185,814.46	0.00	0.00	0.00	185,814.46	0.00
C	12/01/21 - 12/30/21	30	0.00	155,009.40	0.00	155,009.40	0.00	0.00	0.00	155,009.40	0.00
D	12/01/21 - 12/30/21	30	0.00	163,100.81	0.00	163,100.81	0.00	0.00	0.00	163,100.81	0.00
E	12/01/21 - 12/30/21	30	0.00	67,990.00	0.00	67,990.00	0.00	0.00	0.00	67,990.00	0.00
F	12/01/21 - 12/30/21	30	0.00	35,997.00	0.00	35,997.00	0.00	0.00	0.00	35,997.00	0.00
NR	12/01/21 - 12/30/21	30	814,019.32	155,980.03	0.00	155,980.03	127,209.11	0.00	0.00	28,770.93	941,228.43
Totals			814,019.32	2,202,077.83	0.00	2,202,077.83	127,209.11	0.00	0.00	2,074,868.74	941,228.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644RBD6	3.916600%	63,992,000.00	63,992,000.00	0.00	208,859.22	0.00	0.00	208,859.22	63,992,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644RBE4	4.118000%	54,147,000.00	54,147,000.00	0.00	185,814.46	0.00	0.00	185,814.46	54,147,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644RBF1	4.198711%	44,302,000.00	44,302,000.00	0.00	155,009.40	0.00	0.00	155,009.40	44,302,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			162,441,000.03	162,441,000.00	0.00	549,683.08	0.00	0.00	549,683.08	162,441,000.00

Exchangeable Certificate Details
EC	46644RBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	8,436,507.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,286,187.06	Master Servicing Fee	6,820.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,266.70
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	270.97
ARD Interest	0.00	Senior Trust Advisor Fee	1,138.09
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	10,706.61
Total Interest Collected	2,286,187.06

Principal		Expenses/Reimbursements
Scheduled Principal	1,060,881.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	98,655.00
Principal Prepayments	4,794,381.32	Special Servicing Fees (Monthly)	28,554.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,855,263.22	Total Expenses/Reimbursements	127,209.11

		Interest Reserve Deposit	73,402.59

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	506,375.93	Interest Distribution	2,074,868.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,855,263.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	506,375.93
		Borrower Option Extension Fees	0.00
Total Other Collected	506,375.93	Total Payments to Certificateholders and Others	8,436,507.89
Total Funds Collected	8,647,826.21	Total Funds Distributed	8,647,826.20

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	629,358,307.03	629,358,307.03	Beginning Certificate Balance	629,358,306.06
(-) Scheduled Principal Collections	1,060,881.90	1,060,881.90	(-) Principal Distributions	5,855,263.22
(-) Unscheduled Principal Collections	4,794,381.32	4,794,381.32	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	623,503,043.81	623,503,043.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	630,071,072.76	630,071,072.76	Ending Certificate Balance	623,503,042.84
Ending Actual Collateral Balance	624,303,411.41	624,303,411.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP
	9,999,999 or lesser	30	184,034,013.84	29.52%	43	4.1839	1.696855	1.35 or lesser	16	329,671,123.73	52.87%	39	4.2423	0.334799
10,000,000 to 19,999,999		7	112,149,423.48	17.99%	47	4.1619	1.780886	1.36 to 1.45	4	24,824,463.04	3.98%	63	4.0022	1.383196
20,000,000 to 24,999,999		3	69,316,986.99	11.12%	37	4.3851	0.427643	1.46 to 1.55	1	5,811,379.70	0.93%	41	4.1900	1.524500
25,000,000 to 49,999,999		2	74,432,478.33	11.94%	38	4.3808	1.110598	1.56 to 1.65	2	28,822,179.64	4.62%	40	4.1213	1.577893
	50,000,000 or greater	2	119,461,290.64	19.16%	39	4.0993	(0.296031)	1.66 to 1.80	6	60,487,072.05	9.70%	40	4.1830	1.742728
	Totals	50	623,503,043.81	100.00%	41	4.2183	1.094325	1.81 to 2.00	5	31,350,670.99	5.03%	40	4.3721	1.919227
								2.01 or greater	10	78,427,304.13	12.58%	49	4.1485	2.860200
								Totals	50	623,503,043.81	100.00%	41	4.2183	1.094325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	64,108,850.53	10.28%	40	4.2677	NAP
							Defeased	12	64,108,850.53	10.28%	40	4.2677	NAP
Alabama	1	12,904,652.73	2.07%	41	4.5600	1.925700
							Industrial	2	16,468,536.32	2.64%	84	4.1225	2.841562
Arizona	2	10,263,651.30	1.65%	40	4.1573	1.861274
							Lodging	7	92,142,074.91	14.78%	38	4.2468	0.431589
California	5	51,314,398.93	8.23%	39	3.9900	0.978936
							Mixed Use	5	95,815,639.42	15.37%	40	4.3772	1.526229
Connecticut	2	12,627,676.19	2.03%	41	4.1900	1.561152
							Multi-Family	4	50,289,071.91	8.07%	38	4.2686	1.235843
Florida	5	71,403,089.90	11.45%	40	4.2213	2.158374
							Office	11	172,791,992.92	27.71%	39	4.1438	0.438980
Georgia	2	13,306,445.97	2.13%	40	4.2256	1.647891
							Retail	15	114,430,991.22	18.35%	45	4.1720	1.641962
Illinois	1	3,685,686.60	0.59%	41	4.3800	1.992500
							Self Storage	2	17,455,886.58	2.80%	39	3.9991	1.733183
Indiana	3	18,652,431.27	2.99%	39	4.3223	1.165983
							Totals	58	623,503,043.81	100.00%	41	4.2183	1.094325
Louisiana	1	49,215,561.55	7.89%	39	4.4838	1.359100

Maryland	1	8,347,657.12	1.34%	39	4.1400	1.731200

Massachusetts	1	9,168,163.67	1.47%	39	4.1200	2.096900

Michigan	1	9,572,759.45	1.54%	100	3.7680	1.366400

North Carolina	1	8,303,662.44	1.33%	39	4.1650	1.697500

Pennsylvania	2	30,143,952.47	4.83%	35	4.4425	(0.381744)

South Carolina	3	17,933,830.44	2.88%	40	4.4695	0.672980

South Dakota	1	3,503,124.36	0.56%	39	4.2500	1.160000

Tennessee	2	23,613,813.79	3.79%	40	4.0280	1.905041

Texas	7	106,754,210.58	17.12%	38	4.0465	(0.012560)

Virginia	2	19,151,154.06	3.07%	78	4.1783	2.423591

Washington	1	5,871,076.18	0.94%	38	4.5090	0.912700

Washington, DC	1	59,461,290.64	9.54%	39	4.2500	0.490600

Wisconsin	1	14,195,903.64	2.28%	38	4.5090	0.912700

Totals	58	623,503,043.81	100.00%	41	4.2183	1.094325

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP
	4.40000% or lesser	34	406,577,290.17	65.21%	42	4.1032	1.105873	12 months or lesser	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	9	150,604,416.07	24.15%	39	4.5019	0.891946	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	2,212,487.04	0.35%	40	4.6280	2.257100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	623,503,043.81	100.00%	41	4.2183	1.094325	49 months or greater	44	559,394,193.28	89.72%	41	4.2126	1.052831
								Totals	50	623,503,043.81	100.00%	41	4.2183	1.094325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP
	60 months or lesser	42	537,716,327.38	86.24%	39	4.2233	1.008740	Interest Only	4	72,760,000.00	11.67%	39	3.9510	(0.331057)
61 months to 120 months		1	12,105,106.45	1.94%	100	4.0900	2.763400	240 months or lesser	3	30,418,384.14	4.88%	64	4.2513	1.824776
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	36	446,643,049.69	71.63%	39	4.2621	1.218979
	Totals	49	613,930,284.36	98.46%	40	4.2253	1.090083	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	613,930,284.36	98.46%	40	4.2253	1.090083
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	64,108,850.53	10.28%	40	4.2677	NAP	60 months or lesser	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	9,572,759.45	1.54%	100	3.7680	1.366400
	12 months or lesser	41	518,345,299.01	83.13%	41	4.2091	1.049427	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	16,544,994.29	2.65%	74	3.8826	1.367032	Totals	1	9,572,759.45	1.54%	100	3.7680	1.366400
	25 months or greater	1	24,503,899.98	3.93%	38	4.5090	0.912700
	Totals	50	623,503,043.81	100.00%	41	4.2183	1.094325
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304050001	OF	Washington	DC	Actual/360	4.250%	217,958.45	94,718.54	0.00	N/A	04/01/25	--	59,556,009.18	59,461,290.64	01/01/22
2	304050002	OF	Houston	TX	Actual/360	3.950%	204,083.33	0.00	0.00	N/A	04/01/25	--	60,000,000.00	60,000,000.00	12/01/21
3	304050003	MU	New Orleans	LA	Actual/360	4.484%	190,378.50	92,319.44	0.00	N/A	04/01/25	--	49,307,880.99	49,215,561.55	01/01/22
10	303620001	RT	Various	Various	Actual/360	4.509%	95,297.84	40,003.15	0.00	N/A	03/06/25	--	24,543,903.13	24,503,899.98	04/06/21
11	304050011	MF	Corpus Christi	TX	Actual/360	4.180%	90,883.34	32,351.79	0.00	N/A	01/01/25	--	25,249,268.57	25,216,916.78	01/01/22
12	304050012	LO	Pittsburgh	PA	Actual/360	4.527%	89,056.38	38,016.33	0.00	N/A	11/01/24	--	22,845,220.19	22,807,203.86	03/01/21
13	695100492	MF	Charlotte	NC	Actual/360	4.278%	84,610.80	33,848.51	0.00	N/A	05/06/25	--	22,968,138.78	22,934,290.27	01/06/22
14	304050014	MU	Pinecrest	FL	Actual/360	4.100%	77,819.57	35,852.85	0.00	N/A	05/01/25	--	22,041,736.00	22,005,883.15	01/01/22
15	304050015	LO	Carson	CA	Actual/360	3.960%	67,324.56	40,288.34	0.00	N/A	04/05/25	--	19,743,272.40	19,702,984.06	01/05/22
17	883100381	RT	Seaside	FL	Actual/360	4.150%	70,551.11	33,961.10	0.00	N/A	05/06/25	--	19,742,245.10	19,708,284.00	01/06/22
18	304050017	LO	Nashville	TN	Actual/360	4.040%	60,876.58	35,044.28	0.00	N/A	05/01/25	--	17,498,858.07	17,463,813.79	01/01/22
19	883100388	SS	Various	Various	Actual/360	4.266%	70,414.12	26,436.22	0.00	N/A	06/06/25	--	19,168,127.94	19,141,691.72	01/06/22
20	695100497	MU	Hialeah	FL	Actual/360	4.442%	65,722.51	27,881.04	0.00	N/A	06/06/25	--	17,182,105.11	17,154,224.07	01/06/22
22	304050022	IN	Suffolk	VA	Actual/360	4.090%	42,826.83	54,890.48	0.00	N/A	05/01/30	--	12,159,996.93	12,105,106.45	01/01/22
24	304050024	RT	Dearborn Heights	MI	Actual/360	3.768%	31,319.07	79,718.58	0.00	N/A	05/01/30	--	9,652,478.03	9,572,759.45	01/01/22
25	304050025	MF	Auburn	AL	Actual/360	4.560%	50,747.50	19,157.65	0.00	N/A	06/05/25	--	12,923,810.38	12,904,652.73	01/05/22
26	883100401	RT	Palm Desert	CA	Actual/360	3.954%	44,704.60	19,388.97	0.00	N/A	05/06/25	--	13,129,747.35	13,110,358.38	01/06/22
27	304050027	LO	Kennesaw	GA	Actual/360	4.200%	34,537.63	27,440.74	0.00	N/A	04/01/25	--	9,549,575.44	9,522,134.70	01/01/22
28	695100490	LO	North Charleston	SC	Actual/360	4.529%	34,379.42	24,155.96	0.00	N/A	05/06/25	--	8,815,298.95	8,791,142.99	01/06/22
29	304050029	OF	Worcester	MA	Actual/360	4.120%	32,591.41	18,266.31	0.00	N/A	04/01/25	--	9,186,429.98	9,168,163.67	01/01/22
30	304050030	SS	South San Francisco	CA	Actual/360	3.870%	30,408.45	16,586.66	0.00	N/A	04/05/25	--	9,124,816.12	9,108,229.46	01/05/22
31	695100477	LO	Jacksonville	NC	Actual/360	4.165%	29,840.22	16,422.55	0.00	N/A	04/06/25	--	8,320,084.99	8,303,662.44	01/06/22
32	304050032	MF	Bloomington	IN	Actual/360	4.100%	30,639.91	14,116.34	0.00	N/A	05/05/25	--	8,678,494.38	8,664,378.04	01/05/22
33	304050033	SS	Baltimore	MD	Actual/360	4.140%	29,811.06	14,492.79	0.00	N/A	04/05/25	--	8,362,149.91	8,347,657.12	01/05/22
34	304050034	OF	Portland	OR	Actual/360	4.350%	31,375.76	12,929.49	0.00	N/A	02/05/25	--	8,376,175.29	8,363,245.80	01/05/22
35	695100485	RT	Scottsdale	AZ	Actual/360	4.028%	27,975.09	14,179.63	0.00	N/A	05/06/25	--	8,065,343.89	8,051,164.26	01/06/22
37	304050037	RT	Pittsburgh	PA	Actual/360	4.180%	26,453.48	12,574.57	0.00	N/A	05/05/25	--	7,349,323.18	7,336,748.61	01/05/22
39	883100382	RT	Ocala	FL	Actual/360	4.040%	24,304.59	14,073.35	0.00	N/A	04/06/25	--	6,986,308.19	6,972,234.84	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	304050040	OF	Virginia Beach	VA	Actual/360	4.330%	26,312.74	10,934.85	0.00	N/A	06/05/25	--	7,056,982.46	7,046,047.61	01/05/22
41	304050041	OF	Hamden	CT	Actual/360	4.190%	24,628.08	9,562.28	0.00	N/A	06/01/25	--	6,825,858.77	6,816,296.49	01/01/22
42	883100386	OF	Oak Ridge North	TX	Actual/360	4.350%	22,770.14	10,085.44	0.00	N/A	05/06/25	--	6,078,791.89	6,068,706.45	01/06/22
44	883100374	MF	Grand Rapids	MI	Actual/360	4.050%	20,106.02	10,153.03	0.00	N/A	04/06/25	--	5,765,167.01	5,755,013.98	01/06/22
45	304050045	LO	Fort Wayne	IN	Actual/360	4.520%	21,646.53	10,349.55	0.00	N/A	04/01/25	--	5,561,482.62	5,551,133.07	01/01/22
46	695100480	RT	Santa Clarita	CA	Actual/360	4.162%	20,242.97	9,695.34	0.00	N/A	05/06/25	--	5,648,238.32	5,638,542.98	01/06/22
47	883100390	OF	Nashville	TN	Actual/360	3.994%	21,151.56	0.00	0.00	N/A	05/06/25	--	6,150,000.00	6,150,000.00	01/06/22
48	695100482	OF	Plantation	FL	Actual/360	4.500%	21,590.65	9,317.15	0.00	N/A	05/06/25	--	5,571,780.99	5,562,463.84	01/06/22
49	304050049	OF	Hamden	CT	Actual/360	4.190%	20,997.20	8,152.52	0.00	N/A	06/01/25	--	5,819,532.22	5,811,379.70	01/01/22
50	304050050	MF	Indianapolis	IN	Actual/360	4.246%	17,579.16	4,807,939.22	0.00	N/A	06/01/25	--	4,807,939.22	0.00	01/01/22
51	304050051	RT	Woodruff	SC	Actual/360	4.320%	18,741.87	9,582.39	0.00	N/A	06/05/25	--	5,038,135.86	5,028,553.47	08/05/21
52	304050052	IN	Cary	NC	Actual/360	4.630%	18,454.05	12,523.99	0.00	N/A	05/01/25	--	4,628,619.32	4,616,095.33	01/01/22
53	883100387	OF	Kingwood	TX	Actual/360	4.200%	16,285.25	7,676.59	0.00	N/A	05/06/25	--	4,502,834.07	4,495,157.48	01/06/22
54	883100361	IN	Austin	TX	Actual/360	4.213%	15,850.49	6,188.13	0.00	N/A	03/06/25	--	4,369,618.00	4,363,429.87	01/06/22
55	304050055	RT	Orangeburg	SC	Actual/360	4.525%	16,056.63	6,620.54	0.00	N/A	05/01/25	--	4,120,754.52	4,114,133.98	01/01/22
56	304050056	RT	Brunswick	GA	Actual/360	4.290%	14,006.65	7,247.58	0.00	N/A	06/01/25	--	3,791,558.85	3,784,311.27	01/01/22
57	304050057	MU	San Diego	CA	Actual/360	4.306%	13,944.26	6,359.92	0.00	N/A	03/06/25	--	3,760,643.97	3,754,284.05	01/06/22
58	304050058	MU	Elmhurst	IL	Actual/360	4.380%	13,924.03	6,059.18	0.00	N/A	06/05/25	--	3,691,745.78	3,685,686.60	01/05/22
59	883100376	MF	Aberdeen	SD	Actual/360	4.250%	12,845.47	6,832.13	0.00	N/A	04/06/25	--	3,509,956.49	3,503,124.36	01/06/22
60	304050060	RT	Fair Oaks	TX	Actual/360	3.890%	13,264.90	0.00	0.00	N/A	04/01/25	--	3,960,000.00	3,960,000.00	01/01/22
61	304050061	SS	Ridgeland	SC	Actual/360	3.870%	11,015.10	6,843.04	0.00	N/A	04/05/25	--	3,305,356.47	3,298,513.43	01/05/22
62	304050062	RT	Hutto	TX	Actual/360	3.965%	9,047.91	0.00	0.00	N/A	04/01/25	--	2,650,000.00	2,650,000.00	01/01/22
63	883100398	OF	Peoria	AZ	Actual/360	4.628%	8,833.29	4,024.69	0.00	N/A	05/06/25	--	2,216,511.73	2,212,487.04	01/06/22
Totals							2,286,187.06	5,855,263.22	0.00				629,358,307.03	623,503,043.81
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,028,821.18	1,564,484.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,064,205.09	(832,459.82)	01/01/21	06/30/21	--	0.00	0.00	203,308.33	203,308.33	0.00	0.00
3	5,802,693.75	4,083,489.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,579,083.00	0.00	--	--	05/11/21	19,884,126.41	470,605.64	57,778.63	754,668.36	0.00	0.00
11	1,172,764.00	975,068.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(1,832,359.38)	(805,315.00)	01/01/21	03/31/21	09/13/21	5,750,378.46	154,683.71	104,492.80	1,115,065.05	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	1,726,230.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	382,732.01	1,125,199.68	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,444,986.85	3,549,505.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	906,491.00	1,368,823.91	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,754,142.89	1,596,026.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,443,437.10	2,683,823.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,027,274.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,506,615.37	1,269,172.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	18,604.45	0.00
26	678,915.78	339,951.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	910,285.75	1,081,487.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	244,254.81	501,229.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,882,866.46	1,082,507.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	898,280.71	741,651.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	736,250.92	1,074,439.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,090,794.40	854,221.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	907,292.88	464,538.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	987,799.04	729,611.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,335,928.47	1,105,521.44	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	684,598.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	733,821.24	677,189.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	658,040.17	500,155.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	26,869.60	0.00
42	653,092.52	720,479.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	64,366.10	80,409.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	468,754.47	364,526.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,178,491.86	886,327.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	594,853.36	368,956.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	652,536.31	411,829.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	4,019.59	0.00
50	762,606.64	407,311.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	493,400.76	115,187.59	01/01/21	09/30/21	--	0.00	0.00	28,282.74	141,513.82	24,291.03	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	500,444.03	336,801.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	889,632.92	648,382.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	548,929.00	291,486.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	356,034.00	267,025.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	632,276.56	392,816.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	466,506.00	379,535.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	339,958.82	216,894.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	311,262.96	233,446.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	219,823.57	164,867.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	262,606.02	278,039.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,425,592.02	34,020,877.38				25,634,504.87	625,289.35	393,862.49	2,214,555.56	73,784.67	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
50	304050050	4,794,381.32	Payoff w/ yield maintenance	0.00	506,375.93
Totals		4,794,381.32		0.00	506,375.93
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	3	52,339,657.31	1	25,216,916.78	1	24,503,899.98	0	0.00	0	0.00	1	4,794,381.32	4.218252%	4.144805%	41
12/17/21	1	60,000,000.00	0	0.00	3	52,427,259.18	1	25,249,268.57	1	24,543,903.13	0	0.00	0	0.00	0	0.00	4.218466%	4.145523%	42
11/18/21	0	0.00	1	5,048,286.29	2	47,472,774.78	1	25,284,811.17	1	24,586,819.15	0	0.00	0	0.00	0	0.00	4.218473%	4.145571%	43
10/18/21	1	5,057,795.55	0	0.00	2	47,550,167.75	1	25,316,886.38	1	24,626,501.59	0	0.00	0	0.00	0	0.00	4.218475%	4.145613%	44
09/17/21	1	60,000,000.00	0	0.00	2	47,633,215.19	1	25,352,162.38	1	24,669,108.41	0	0.00	0	0.00	1	30,361,454.21	4.218482%	4.145661%	45
08/17/21	1	30,403,204.60	0	0.00	2	47,709,986.42	1	25,383,963.23	0	0.00	0	0.00	0	0.00	0	0.00	4.216997%	4.135521%	46
07/16/21	1	30,444,805.04	1	24,747,684.50	1	23,038,775.64	2	25,415,634.53	0	0.00	0	0.00	0	0.00	2	26,709,407.89	4.216999%	4.135562%	47
06/17/21	1	24,789,837.67	0	0.00	3	61,018,774.52	1	7,450,202.27	0	0.00	0	0.00	0	0.00	0	0.00	4.216588%	4.135158%	48
05/17/21	1	60,000,000.00	0	0.00	3	61,108,984.74	1	7,462,161.27	0	0.00	0	0.00	0	0.00	0	0.00	4.216589%	4.135197%	49
04/16/21	0	0.00	1	30,575,761.74	2	30,630,429.82	1	7,474,965.70	0	0.00	0	0.00	0	0.00	0	0.00	4.216595%	4.135242%	50
03/17/21	1	30,616,742.41	1	23,192,128.12	2	32,396,002.91	1	7,486,833.34	0	0.00	0	0.00	0	0.00	0	0.00	4.216596%	4.156816%	51
02/18/21	2	53,905,617.58	0	0.00	2	32,458,281.81	1	7,501,335.26	0	0.00	0	0.00	0	0.00	0	0.00	4.216610%	4.165155%	52
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	304050002	12/01/21	0	B	203,308.33	203,308.33	0.00	60,000,000.00	03/23/21	98
10	303620001	04/06/21	8	6	57,778.63	754,668.36	0.00	24,870,584.66	03/09/20	7			08/26/21
12	304050012	03/01/21	9	6	104,492.80	1,115,065.05	30,947.72	23,192,128.12	03/10/21	5
51	304050051	08/05/21	4	6	28,282.74	141,513.82	24,291.03	5,077,312.12
Totals					393,862.49	2,214,555.56	55,238.75	113,140,024.90
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		48,024,121	0	22,807,204		25,216,917
37 - 48 Months		553,801,057	524,268,604	5,028,553		24,503,900
49 - 60 Months		0	0	0		0
> 60 Months		21,677,866	21,677,866	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	623,503,044	571,163,387	0	0	27,835,757	24,503,900
Dec-21	629,358,307	516,931,048	60,000,000	0	27,883,356	24,543,903
Nov-21	630,481,383	577,960,322	0	5,048,286	22,885,956	24,586,819
Oct-21	631,534,322	578,926,359	5,057,796	0	22,923,666	24,626,502
Sep-21	632,649,739	499,664,361	60,000,000	0	22,964,107	50,021,271
Aug-21	664,097,997	560,600,843	30,403,205	0	47,709,986	25,383,963
Jul-21	665,180,852	561,533,953	30,444,805	24,747,685	23,038,776	25,415,635
Jun-21	693,090,918	607,282,306	24,789,838	0	61,018,775	0
May-21	694,213,885	573,104,900	60,000,000	0	61,108,985	0
Apr-21	695,406,371	634,200,180	0	30,575,762	30,630,430	0
Mar-21	696,520,925	610,316,051	30,616,742	23,192,128	32,396,003	0
Feb-21	697,853,086	611,489,187	53,905,618	0	32,458,282	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	304050002	60,000,000.00	60,000,000.00	162,000,000.00	02/20/15	(1,288,780.82)	(1.07560)	06/30/21	04/01/25	I/O
10	303620001	24,503,899.98	24,870,584.66	12,400,000.00	03/10/21	3,037,446.00	0.91270	12/31/19	03/06/25	280
11	304050011	25,216,916.78	25,216,916.78	23,700,000.00	02/26/21	925,068.00	0.62560	03/31/21	01/01/25	280
12	304050012	22,807,203.86	23,192,128.12	64,000,000.00	09/01/14	(805,623.00)	(1.19900)	03/31/21	11/01/24	280
Totals		132,528,020.62	133,279,629.56	262,100,000.00		1,868,110.18

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	304050002	OF	TX	03/23/21	98

12/6/2021 - PNA was sent and executed by Borrower on 4/9/2021. Tenant Rents and other revenue are in Cash Sweep. PNA was signed by Borrower and discussions took place with SS. The Major Tenant - Waste Management did not sign a new lease and elected t o vacate the building the end of 2020. Borrower is not willing to fund the operating shortfall and debt service monthly. SS is reimbursing Management Company for monthly expenses. Affiliate of Borrower continues managing and leasing efforts. A DPO an d recapitalization was discussed with Borrower. SS has not received a formal proposal from Borrower to date. The property is 28% occupied. SS will utilize funds in reserves to fund monthly debt service payments and continue working with Borrower and property management company for monthly operating needs. Management and leasing stated there are no large prospect tenants at this time.

10	303620001	RT	Various	03/09/20	7

There are 3 collateral retail outlet shoppping center properties for this loan, all of which have become REO. Of those, 3 remain REO. Prime Outlets at Oshkosh. REO Date: 8/26/21. Collateral is a 270,495 sf retail site in Oshkosh, WI, constructed in 1 989 on a 37.62-acre site. The property is 57.8% occupied. Deferred Maintenance/Repair Issues: Property manager is assessing the property. Leasing Summary: No leases have been entered into to date. Marketing Summary: Property is not currently listed

for sale. Prime Outlets at Burlington. REO Date: 8/26/21. Collateral is a 174,660 sf retail location in Burlington, WA, constructed in 1989 (Phase I), 1992 (Phase II), and 1994 (Phase III) on a 19.06-acre site. The property is

36.55% occupied. Defer red Maintenance/Repair Issues: Property manager is assessing the property. Leasing Summary: No leases have been entered into to date. Marketing Summary: Property is not currently listed for sale. Fremont. REO

Date: 6/4/21. Collateral is a 110,510 s f retail center in Freemont, IN, constructed in 1989 and 1995 on a 67.67-acre site. The property is 59% occupied. Deferred Maintenance/Repair Issues: PM is reviewing the status of the building. Leasing

Summary: No leases have been entered into to date. Marketing Summary: Property is not currently listed for sale. Holding approx. $1.83MM at properties for OPEX.

11	304050011	MF	TX	12/05/19	6

12/02/21 - Loan transferred to Special Servicing on 12/05/19 due to monetary default after missing the 12/01/19 payment. Post default partial payments have been received and applied to P&I and other amounts due, so the Loan is currently due for the 1/01/22 P&I payment. The loan has been hard cash managed since 2018 due to low DSCR with a sweep of any and all excess cash. There are defaults for Borrower withholding rents from the deposit account along with the failure to make the December 2019 payment. The deposit account had not been used since 10/31/19, but Borrower began making deposits again to the account beginning November 2020. There is a $4.38MM Mezz Loan also in default. Borrower had a buyer lined up and submitted a DPO offer that was approved, but the sale fell out of contract due to COVID related financing delays. Borrower relisted the property and has submitted a new DPO offer with a new buyer and a non-binding term sheet has been executed by the Borrower. Approval is being sought, which will require a Borrower settlement with the Mezz lender.

12	304050012	LO	PA	03/10/21	5

12/14/2021: Loan transferred to Special Servicing due to payment default. Loan is due for 1/1/2021 payment and all subsequent payments. Subject loan is part of a $44,060,000 whole loan which is comprised of two pari passu components (Note

A-1 and No te A-2). This is the A-1 loan with an initial balance of $25 million. The A-2 loan had an initial balance of $19.06 million. The capital stack includes a mezzanine loan with an initial balance of $7.14 million. The A-1/A-2 companion loans are secureby the Marriott Pittsburgh, a 402-room hospitality/lodging property located in Pittsburgh, PA. Borrower has offered to cooperate in turning over the asset and deed in-lieu negotiations in process. Simultaneously, note sale is being pursued and curre ntly marketed to appoint buyer who is interested in stepping into the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	304050012	23,532,944.14	4.52700%	23,532,944.14 4.52700%		10	06/01/20	06/01/20	07/13/20
15	304050015	0.00	3.96000%	0.00	3.96000%	10	07/23/20	06/05/20	08/11/20
39	883100382	7,252,325.84	4.04000%	7,252,325.84 4.04000%		10	05/06/20	05/06/20	06/11/20
45	304050045	0.00	4.52000%		4.52000%	10	07/14/20	06/01/20	08/11/20
Totals		30,785,269.98		30,785,269.98
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	304050006 09/17/21	30,403,204.60	36,000,000.00	0.00	778,935.79	31,182,140.39	30,403,204.60	0.00	0.00	0.00	0.00	0.00%
7	883100389 09/17/20	28,263,372.04	55,200,000.00	29,204,132.84	940,760.80	29,204,132.84	28,263,372.04	0.00	0.00	0.00	0.00	0.00%
38	883100391 07/16/21	7,450,202.27	8,100,000.00	8,226,657.37	776,455.10	8,226,657.37	7,450,202.27	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		66,116,778.91	99,300,000.00	37,430,790.21	2,496,151.69	68,612,930.60	66,116,778.91	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	304050006	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	883100389	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	883100391	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,283.76	0.00	0.00	76,263.35	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,435.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,918.07	0.00	0.00	22,391.65	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,554.11	0.00	0.00	98,655.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		127,209.11

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28